QUARTERLY CONSOLIDATED FINANCIAL DATA (UNAUDITED)	12 Months Ended
Dec. 31, 2011
QUARTERLY CONSOLIDATED FINANCIAL DATA (UNAUDITED)
24.	QUARTERLY CONSOLIDATED FINANCIAL DATA (UNAUDITED)

	2011
	March 31	June 30	September 30	December 31

Revenue:
Steel mill flat-rolled products	$62,676,359	$86,091,053	$101,073,420	$91,937,463
Cost of revenue	(44,713,355)	(62,516,645)	(69,018,246)	(63,951,432)
Gross Profit	17,963,004	23,574,408	32,055,174	27,986,031

Operating expenses:
General and administrative expenses	(1,915,297)	(2,477,658)	(2,750,140)	(3,564,323)
Selling and marketing expenses	(308,134)	(251,364)	(602,364)	(472,370)
Warrant compensation expenses	(5,700,000)	-	-	-
Total operating expenses	(7,923,431)	(2,729,022)	(3,352,504)	(4,036,693)

Operating income	10,039,573	20,845,386	28,702,670	23,949,338

Other income (expenses)
Interest income	255,573	690,156	425,824	541,538
Interest expenses	(2,839,082)	(1,970,324)	(621,145)	(1,039,575)
Sundry income	11,957	29,095	401,884	159,311
	7,468,021	19,594,313	28,909,233	23,610,612
Income tax expense	(3,472,797)	(5,551,183)	(7,518,632)	(5,419,015)

Net income attributable to common stockholders	$3,995,224	$14,043,130	$21,390,601	$18,191,597

Net income per share
- Basic	$0.08	$0.24	$0.37	$0.32

- Diluted	$0.08	$0.24	$0.37	$0.32

Weighted average common shares outstanding
- Basic	49,121,935	59,217,040	58,428,146	56,297,652

- Diluted	49,121,935	59,217,040	58,428,146	56,297,652